Document And Entity Information (USD $)	3 Months Ended
	Sep. 30, 2011	Oct. 25, 2011	Jun. 30, 2010
Entity Registrant Name	DELUXE CORP
Entity Central Index Key	0000027996
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 953,547,338
Entity Common Stock, Shares Outstanding		50,817,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011